Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$104,089	$—	$—	$104,089
Convertible Debentures	4,340	—	—	4,340
Derivative liabilities	1,518	—	—	1,518
Other long-term liabilities	179	—	—	179

Total liabilities measured at fair value	$110,126	$—	$—	$110,126

	December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

The Oramed Note
In September 2023, the Company issued a senior secured promissory note to Oramed Pharmaceuticals Inc. (“Oramed”) in the principal amount of $101.9 million (the “Oramed Note”) (see Note 7). The Company elected the fair value option to account for the Oramed Note with any changes in the fair value of the note recorded in the consolidated statements of operations. The Company uses a discounted cash flow model to determine the fair value of the Oramed Note based on Level 3 inputs. This methodology discounts the interest and principal payments using a risk-adjusted discount rate. The fair value as of December 31, 2023 was determined to be $104.1 million by applying a discount rate of 13.05%. For the year ended December 31, 2023, the Company recorded $2.8 million in change in fair value of the Oramed Note.
Convertible Debentures
In March and April 2023, the Company issued the Convertible Debentures in the principal amount of $25.0 million (see Note 7). The Convertible Debentures are measured at fair value on a recurring basis using Level 3 inputs. The Company uses the Binomial Lattice Model valuation technique to measure the fair value of the Convertible Debentures with any changes in the fair value of the Convertible Debentures recorded in the consolidated statements of operations. Interest expense related to the Convertible Debentures is included in the changes in fair value. For the year ended December 31, 2023, the Company recorded $4.4 million in change in fair value of the Convertible Debentures. A summary of inputs used in valuing the Convertible Debentures is as follows:

December 31, 2023
Risk -Free Rate	5.31%
Corporate Bond Yield	15.60%
Coupon Interest Rate	7.0%
Volatility	70.0%
Dividend Yield	0.0%
Conversion Price	$8.00
Derivative Liabilities
The Company recorded a gain of $0.5 million and $8.3 million and a loss of $0.3 million for the years ended December 31, 2023, 2022 and 2021, respectively, on derivative liabilities which was attributed to the Private Warrants that the Company assumed from Vickers in November 2022 in connection with the Business Combination and compound derivative liabilities associated with the senior secured notes issued by Scilex Pharma in September 2018 (the “Scilex Pharma Notes”), respectively. The fair value of the derivative liability associated with the Scilex Pharma Notes decreased by $30.4 million immediately after entry into Amendment No. 4 to the Scilex Pharma Notes on June 2, 2022 (“Amendment No. 4”). The fair value of the derivative liability associated with the Scilex Pharma Notes was estimated using the discounted cash flow method combined with a Monte Carlo simulation model including consideration of the terms of Amendment No. 4. Significant Level 3 assumptions used in the measurement included a 6.1% risk adjusted net sales forecast and an effective debt yield of 21.5%. The Scilex Pharma Notes were fully extinguished in September 2022 and, as such, there were no remaining loan derivative liabilities associated with the Scilex Pharma Notes as of December 31, 2022. At the closing of the Business Combination in November 2022, the Company assumed a derivative warrant liability of $2.5 million related to the Private Warrants.
As of December 31, 2023, 3,613,383 Private Warrants were outstanding, and the fair value of derivative warrant liability related to the Private Warrants was $1.5 million.
The following table includes a summary of the derivative liabilities measured at fair value during the three years ended December 31, 2023, 2022 and 2021 (in thousands):

Fair Value
Ending Balance as of December 31, 2020	$35,400
Re-measurement of fair value	300

Ending Balance as of December 31, 2021	35,700
Private warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)

Ending Balance as of December 31, 2022	1,231
Change in fair value measurement	512
Forfeiture of Private Warrants	(225)

Ending Balance as of December 31, 2023	$1,518

Warrant Liability Measurement
The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants (see Note 9). A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	December 31, 2023	December 31, 2022
Equity value	$2.04	$3.99
Exercise price	$11.50	$11.50
Term, in years	3.86	4.86
Volatility	76.0%	35.0%
Risk-free rate	3.90%	3.94%
Dividend yield	0.0%	0.0%
Call option value	$0.42	$0.30
Contingent Consideration Related to
SP-104
Acquisition
The Development Milestone Payment related to the
SP-104
Assets represents an obligation to potentially settle a fixed value in a variable number of shares of Common Stock and requires remeasurement at fair value through settlement.
Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock, at the discretion of the Company. The fair value of the contingent consideration liability associated with the Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant unobservable inputs assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 10.2%. As of December 31, 2023 and December 31, 2022, the fair value of contingent consideration related to the Development Milestone Payment was $0.2 million.
There were no transfers between fair value measurement levels during the years ended December 31, 2023, 2022 and 2021.